Trade Receivables, Other Receivables and Prepayments (Details) - Schedule of Trade Receivables - Trade receivables [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of Trade Receivables [Abstract]
Trade receivables	$ 37,487	$ 18,952,763
Bad debt provision for trade receivables	(37,487)	(11,215,912)
Trade receivables, net		$ 7,736,851